mercer FUNDS

Mercer Emerging Markets Equity Fund

99 High Street

Boston, Massachusetts 02110

June 10, 2021

Dear Shareholder:

We are pleased to notify you of a change involving the Mercer Emerging Markets Equity Fund (the “Fund”), a series of Mercer Funds (the “Trust”).  Specifically, the Board of Trustees of the Trust (the “Board”) has approved the hiring of Schroder Investment Management North America Inc. (“SIMNA”) to serve as a subadvisor to the Fund and the hiring of Schroder Investment Management North America Limited, an affiliate of SIMNA (“SIMNA Ltd.” and, together with SIMNA, “Schroders”), to serve as a sub-subadvisor with respect to the portion of the Fund managed by SIMNA. In conjunction with this appointment, the Board has approved: (1) a new subadvisory agreement between Mercer Investments LLC, the Fund’s investment advisor (“Mercer” or the “Advisor”), on behalf of the Fund, and SIMNA (the “SIMNA Subadvisory Agreement”) and (2) a new sub-subadvisory agreement between SIMNA and SIMNA Ltd. (the “SIMNA Ltd. Sub-Subadvisory Agreement” and, together with the SIMNA Subadvisory Agreement, the “Schroders Subadvisory Agreements”).

The Advisor recommended the appointment of Schroders in order to employ Schroders’ investment strategies and also in connection with the Advisor’s plan to begin reallocating the assets of the Fund among the existing subadvisors to the Fund and to eventually add new subadvisors.  Schroders began managing its allocated portion of the Fund’s investment portfolio on or about March 15, 2021.

I encourage you to read the attached Information Statement, which provides, among other information, details regarding Schroders and the Schroders Subadvisory Agreements and a discussion of the factors that the Board considered in approving the Schroders Subadvisory Agreements.

Sincerely,

/s/ Richard S. Joseph

Richard S. Joseph, CFA

Trustee, President, and Chief Executive Officer

Mercer Funds

MERCER FUNDS

Mercer Emerging Markets Equity Fund

99 High Street

Boston, Massachusetts 02110

Information Statement

This Information Statement (the “Statement”) is being furnished on behalf of the Board of Trustees (the “Board”) of Mercer Funds (the “Trust”) to inform shareholders of the Mercer Emerging Markets Equity Fund (the “Fund”) about the recent hiring of a new subadvisor to the Fund, Schroder Investment Management North America Inc. (“SIMNA”) and the hiring of Schroder Investment Management North America Limited, an affiliate of SIMNA (“SIMNA Ltd.” and, together with SIMNA, “Schroders”), to serve as a sub-subadvisor with respect to the portion of the Fund managed by SIMNA.  In connection with the hiring of Schroders, the Board approved a new subadvisory agreement between Mercer Investments LLC, the Fund’s investment advisor (“Mercer” or the “Advisor”), on behalf of the Fund, and SIMNA (the “SIMNA Subadvisory Agreement”) and approved a new sub-subadvisory agreement between SIMNA and SIMNA Ltd. (the “SIMNA Ltd. Sub-Subadvisory Agreement” and, together with the SIMNA Subadvisory Agreement, the “Schroders Subadvisory Agreements”).  The Advisor recommended the appointment of Schroders in order to employ Schroders’ investment strategies and also in connection with the Advisor’s plan to begin reallocating the assets of the Fund among the existing subadvisors to the Fund and to eventually add new subadvisors.  The changes described above may be collectively referred to below as the “New Emerging Markets Fund Subadvisor Structure.” Schroders began managing its allocated portion of the Fund’s investment portfolio on or about March 15, 2021.

The hiring of Schroders, and the Schroders Subadvisory Agreements, were approved by the Board upon the recommendation of Mercer, without shareholder approval, as is permitted by the exemptive order of the U.S. Securities and Exchange Commission (the “SEC”), dated December 28, 2005 (the “Exemptive Order”), issued to the Trust and the Advisor.

This Statement is being mailed on or about June 11, 2021 to shareholders of record of the Fund as of March 31, 2021.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

INTRODUCTION

Mercer is the investment advisor to the series of the Trust, including the Fund.  The Advisor uses a “manager of managers” approach in managing the assets of the Trust’s series.  This approach permits Mercer to hire, terminate, or replace subadvisors that are unaffiliated with the Trust or the Advisor, and to modify material terms and conditions of subadvisory agreements relating to the management of the series.  Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires the shareholders of a mutual fund to approve an agreement pursuant to which a person serves as the investment advisor (or as a subadvisor) to the mutual fund.  The Trust and the Advisor have obtained the Exemptive Order, which permits the Trust and the Advisor, subject to certain conditions and approval by the Board, to hire and retain unaffiliated subadvisors and to modify subadvisory arrangements with unaffiliated subadvisors without shareholder approval.  Under the Exemptive Order, the Advisor may act as a manager of managers for some or all of the series of the Trust, and the Advisor supervises the provision of portfolio management services to the series by various subadvisors.

The Exemptive Order also allows the Advisor, among other things, to: (i) continue the employment of a current subadvisor after events that would otherwise cause an automatic termination of a subadvisory agreement with the subadvisor, and (ii) reallocate assets among current or new subadvisors.  The Advisor has ultimate responsibility (subject to oversight by the Board) to supervise the subadvisors and recommend the hiring, termination, and replacement of the subadvisors to the Board.

Consistent with the terms of the Exemptive Order, the Board, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust or of the Advisor (the “Independent Trustees”), at a Board meeting held on December 10-11, 2020 (the “Meeting”): (i) appointed SIMNA to serve as a subadvisor to the Fund and SIMNA Ltd. to serve as a sub-subadvisor to the Fund, and (ii) approved the Schroders Subadvisory Agreements.  Schroders is unaffiliated with the Advisor and discharges its responsibilities subject to the oversight and supervision of the Advisor.  SIMNA is paid by the Advisor and not by the Fund.  The fee paid to SIMNA Ltd. is paid by SIMNA and not by the Fund.  No increase in the advisory fees paid by the Fund to the Advisor resulted from the appointment of SIMNA as a subadvisor and SIMNA Ltd. as a sub-subadvisor to the Fund, or from the implementation of the Schroders Subadvisory Agreements.

The Trust and the Advisor have agreed to comply with certain conditions when acting in reliance on the relief granted in the Exemptive Order.  These conditions require, among other things, that, in connection with the hiring of a subadvisor, the affected series will notify the shareholders of the series of the changes.  This Statement provides such notice of the changes and presents details regarding Schroders and the Schroders Subadvisory Agreements.

THE ADVISOR

The Advisor, a Delaware limited liability company located at 99 High Street, Boston, Massachusetts 02110, serves as the investment advisor to the Fund.  The Advisor is an indirect, wholly owned subsidiary of Marsh & McLennan Companies, Inc., 1166 Avenue of the Americas, New York, New York 10036.  The Advisor is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Advisor provides investment advisory services to the Fund pursuant to the Investment Management Agreement, dated July 1, 2014, between the Trust and the Advisor, as amended from time to time (the “Management Agreement”).  The Trust employs the Advisor generally to manage the investment and reinvestment of the assets of the Fund.  In so doing, the Advisor may hire one or more subadvisors to carry out the investment program of the Fund (subject to the approval of the Board).  The Advisor continuously reviews, supervises, and (where appropriate) administers the investment program of the Fund.  The Advisor furnishes periodic reports to the Board regarding the investment program and performance of the Fund.

Pursuant to the Management Agreement, the Advisor has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and, subject to review and approval by the Board: (i) sets the Fund’s overall investment strategies; (ii) evaluates, selects, and recommends subadvisors to manage all or a portion of the Fund’s assets; (iii) when appropriate, allocates and reallocates the Fund’s assets among subadvisors; (iv) monitors and evaluates the performance of the Fund’s subadvisors, including the subadvisors’ compliance with the investment objectives, policies, and restrictions of the Fund; and (v) implements procedures to ensure that the subadvisors comply with the Fund’s investment objective, policies, and restrictions.

For these services, the Fund pays the Advisor a fee calculated at an annual rate of 0.80% of assets up to $750 million, 0.78% of assets in excess of $750 million up to $1 billion and 0.73% of assets in excess of $1 billion of the Fund’s average daily net assets.  The Advisor earned total investment advisory fees of $10,539,229 from the Fund for the fiscal year ended March 31, 2021, prior to: (1) paying the fees of each of the subadvisors to the Fund and (ii) waiving fees in accordance with the terms of a fee waiver arrangement entered into between the Advisor and the Fund pursuant to which the Advisor has agreed to waive any portion of its investment management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund’s subadvisors for the management of their allocated portions of the Fund (the “Fee Waiver Agreement”).  The aggregate compensation paid by the Advisor to all subadvisors to the Fund during the last fiscal year ended March 31, 2021 was $5,152,697 representing 0.38% of the Fund’s average net assets during that period, resulting in the Advisor receiving net investment advisory fees of $5,386,532 all of which the Advisor waived pursuant to the terms of the Fee Waiver Agreement.  The Fund did not make any payments to any affiliated person of Schroders during the fiscal year ended March 31, 2021.

Several officers of the Trust are also officers and/or employees of the Advisor.  These individuals and their respective positions are: Richard S. Joseph serves as President, Chief Executive Officer, and Trustee of the Trust and as Vice President and US Wealth Distribution Leader for the Advisor; Stephen Gouthro serves as Vice President, Treasurer and Chief Financial Officer of the Trust and as a partner of the Advisor and U.S. Chief Operating Officer for the Advisor’s U.S. Business Solutions Group; Carol A. McMahon serves as Vice President and Assistant Treasurer of the Trust and as a partner of the Advisor and Global Chief Operating Officer for Wealth, Global Business Solutions; Colin J. Dean serves as Vice President, Chief Legal Officer and Secretary of the Trust and as Global Chief Counsel-Investments of the Advisor; Stan Mavromates serves as Vice President and Chief Investment Officer of the Trust and as Vice President and Chief Investment Officer of the Advisor; Caroline Hulme serves as Vice President and Assistant Secretary of the Trust and as Senior Legal Counsel-Investments for the Advisor; Jeffrey Coleman serves as Vice President and Assistant Treasurer of the Trust and Head of Investment Operations for the Advisor; Larry Vasquez serves as Vice President of the Trust and as Vice President and Portfolio Manager of the Advisor and Jennifer Reiche serves as Chief Compliance Officer of the Trust and as Chief Compliance Officer of Mercer Trust Company LLC.  The address of each executive officer of the Trust is 99 High Street, Boston, Massachusetts 02110.

None of the officers or Trustees of the Trust are officers, employees, directors and/or shareholders of Schroders.

Schroder Investment Management North America Inc. And Schroder Investment Management North America Limited

SIMNA is located at 7 Bryant Park, New York, New York 10018.  SIMNA is a wholly owned subsidiary of Schroders plc.  Schroders plc. has been a public company listed on the London Stock Exchange since 1959.  SIMNA is registered as an investment adviser under the Advisers Act.  SIMNA Ltd., located at 1 London Wall Place, London EC2Y 5AU, United Kingdom, serves as a sub-subadvisor to the Fund.  SIMNA Ltd. is also a wholly owned subsidiary of Schroders plc.  SIMNA Ltd. is registered as an investment adviser under the Advisers Act.  The Schroders Subadvisory Agreements are dated March 15, 2021.

SIMNA was approved by the Board to serve as a subadvisor to the Fund and SIMNA Ltd. was approved to serve as a sub-subadvisor to the Fund at the Meeting.  Schroders is not affiliated with the Advisor, and Schroders discharges its responsibilities subject to the oversight and supervision of the Advisor.  As indicated above, SIMNA is paid by the Advisor and not by the Fund.  The fee paid to SIMNA Ltd. is paid by SIMNA and not by the Fund.  No increase in the advisory fees paid by the Fund to the Advisor resulted from the appointment of SIMNA as a subadvisor and SIMNA Ltd. as a sub-subadvisor to the Fund, or from the implementation of the Schroders Subadvisory Agreements.  The fees paid by the Advisor to SIMNA depend upon the fee rates negotiated by the Advisor.  In accordance with procedures adopted by the Board, a subadvisor or sub-subadvisor to the Fund may affect portfolio transactions through an affiliated broker-dealer and the affiliated broker-dealer may receive brokerage commissions in connection therewith as permitted by applicable laws.

Schroders does not serve as an advisor or subadvisor for any registered investment companies which have investment objectives and strategies similar to the Fund’s investment objective and strategies.

The names and principal occupations of the principal executive officers and directors of SIMNA are listed below.  The address of each principal executive officer and director, as it relates to the person’s position with SIMNA, is 7 Bryant Park, New York, New York 10018.

Name	Principal Occupation
Marc J. Brookman	Chief Executive Officer, Chairman and Director
Carin F. Muhlbaum	General Counsel, Americas
Joseph J. Bertini	Chief Compliance Officer
Philip Middleton	Director
Richard J. Lowe	Director

The names and principal occupations of the principal executive officers and directors of SIMNA Ltd. are listed below.  The address of each principal executive officer and director, as it relates to the person’s position with SIMNA Ltd., is 1 London Wall Place, London EC2Y 5AU, United Kingdom.

Name	Principal Occupation
Ruchira Roy	Chief Compliance Officer
Paul J. Chislett	Director
Christopher N. Taylor	Director
Andrew L. Moscow	Director
Lance R. Deluca	Director

THE SCHRODERS SUBADVISORY AGREEMENTS

The Schroders Subadvisory Agreements were approved by the Board at the Meeting which was called, among other reasons, for the purpose of considering and approving the Schroders Subadvisory Agreements for an initial term of two years.  Thereafter, continuance of the Schroders Subadvisory Agreements will require the annual approval of the Board, including a majority of the Independent Trustees.  The SIMNA Subadvisory Agreement provides that it will terminate automatically in the event of its assignment, except as provided otherwise by any rule, exemptive order issued by the SEC, or no-action letter provided or pursuant to the 1940 Act, or upon the termination of the Management Agreement.  The SIMNA Ltd. Sub-Subadvisory Agreement provides that it will terminate automatically in the event of its assignment, or upon the termination of the SIMNA Subadvisory Agreement.

The terms of the SIMNA Subadvisory Agreement, other than the rate of compensation paid by the Advisor to SIMNA, are substantially similar to the terms contained in the subadvisory agreements in effect between the Advisor and the Fund’s other subadvisors.  The Schroders Subadvisory Agreements provide that Schroders, among other duties, will make all investment decisions for Schroders’ allocated portion of the Fund’s investment portfolio.  Schroders, subject to the supervision of the Board and the Advisor, will conduct an ongoing program of investment, evaluation, and, if appropriate, sale and reinvestment of Schroders’ allocated portion of the Fund’s assets.

The SIMNA Subadvisory Agreement provides for SIMNA to be compensated based on the average daily net assets of the Fund allocated to SIMNA.  SIMNA is compensated from the fees that the Advisor receives from the Fund.  The fee paid to SIMNA Ltd. under the SIMNA Ltd. Sub-Subadvisory Agreement is paid by SIMNA and not paid by the Fund.  Schroders generally will pay all expenses it incurs in connection with its activities under the Schroders Subadvisory Agreements, other than the costs of the Fund’s portfolio securities and other investments.

The SIMNA Subadvisory Agreement may be terminated at any time, without the payment of any penalty, by: (i) the vote of a majority of the Board, the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), or the Advisor, or (ii) SIMNA, on not less than sixty (60) days’ written notice to the Advisor and the Trust.  The SIMNA Ltd. Sub-Subadvisory Agreement may be terminated at any time, without the payment of any penalty by SIMNA Ltd. on not less than ninety (90) days’ written notice to SIMNA.

BOARD OF TRUSTEES’ CONSIDERATIONS

At the Meeting, the Advisor recommended the appointment of SIMNA to serve as a subadvisor to the Fund and SIMNA Ltd. to serve as a sub-subadvisor to the Fund.  In considering the approval of the Schroders Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and Schroders that included, as to Schroders and the Fund: (i) copies of the forms of the Schroders Subadvisory Agreements; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Schroders for the Board’s approval, and the Advisor’s rationale for recommending that Schroders be appointed as a Subadvisor and Sub-Subadvisor to the Fund; (iii) information describing the nature, extent, and quality of the services that Schroders proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Schroders; (v) Schroders’ brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Schroders for its services to the Fund, and the fees charged to other accounts that Schroders manages; (vii) the Fee Waiver Agreement which requires the Advisor to waive any portion of the management fee it is entitled to under the Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund’s subadvisors for the management of their allocated portions of the Fund; (viii) a summary of the compliance program applicable to Schroders; (ix) information regarding the historical performance returns of Schroders in managing the investment mandate it would employ for the Fund, and a comparison of such performance to a relevant index; and (x) the financial condition of Schroders.

In addition, the Independent Trustees considered the presentations made by, and discussions with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Schroders.  During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Schroders, including: the nature, extent, and quality of the services to be provided to the Fund by Schroders; Schroders’ management style and investment decision-making process; Schroders’ historical performance record managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of Schroders’ portfolio management team; and Schroders’ staffing levels and overall resources.  The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors.  Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Schroders, the Board, including all of the Independent Trustees, considered the following factors:

(a)        The nature, extent, and quality of the services to be provided by Schroders.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Schroders to the Fund.  The Independent Trustees considered the specific investment management process that Schroders would employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Schroders), the qualifications of Schroders’ portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Schroders would be managing, and the performance record of Schroders as compared to a relevant index.  The Independent Trustees considered Schroders’ infrastructure and resources, and whether Schroders’ organization appeared to support Schroders’ strategy adequately.  The Independent Trustees also considered the Advisor’s review, selection, and due diligence process with respect to Schroders, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Schroders.  The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Schroders’ portfolio managers and the qualifications of its investment professionals.

Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Schroders, as well as Schroders’ ability to render such services based on Schroders’ experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Schroders would manage.

(b)        Comparison of the services to be rendered and fees to be paid to Schroders under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees considered the services that would be rendered by Schroders and evaluated the compensation to be paid to Schroders by the Advisor for those services.  The Independent Trustees noted that the services that Schroders would furnish to the Fund appeared to be comparable to the services that Schroders currently provides to its other advisory and subadvisory clients having similar investment strategies.  The Independent Trustees also considered comparisons of the fees that will be paid to Schroders by the Advisor in light of the fees that were charged by Schroders to its other advisory clients, as disclosed in the Form ADV, Part 2A (Firm Brochure) provided and in its 15(c) Questionnaire responses, including commingled and separate accounts.  The Independent Trustees also considered that the fees agreed to by Schroders were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend Schroders to serve as a Subadvisor and Sub-Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Schroders for its services to the Fund were fair and reasonable.  The Independent Trustees considered that the subadvisory fees of Schroders would indirectly be borne by the Fund and its shareholders.  The Independent Trustees further considered that as a result of the appointment of Schroders and the implementation of the New Emerging Markets Fund Subadvisor Structure, the Fund’s subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement.  Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided, the proposed level of fees to be paid to Schroders with respect to the assets of the Fund to be allocated to Schroders was supported by the services that were expected to be provided by Schroders to the Fund.  The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Schroders from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid to Schroders by the Advisor on the Fund’s overall operating expenses, given the Fee Waiver Agreement.  In addition, since the fees to be paid to Schroders were the result of arm’s-length bargaining between unaffiliated parties, the relevance of Schroders’ potential profitability was considered by the Independent Trustees in that context.  The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of Schroders was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Fund as a result of the Fee Waiver Agreement.

On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Schroders and the proposed fees to be paid to Schroders by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Schroders as a result of serving as a Subadvisor and Sub-Advisor to the Fund were reasonable in relation to the services that were expected to be provided by Schroders to the Fund.

(c)        Investment performance of the Fund and Schroders.  Because Schroders was a newly proposed Subadvisor and Sub-Subadvisor to the Fund, the Independent Trustees could not consider Schroders’ investment performance in managing the Fund as a factor in evaluating the Schroders Subadvisory Agreements.  However, the Independent Trustees reviewed Schroders’ historical performance record managing the investment mandate it would employ for the Fund as compared to a relevant index and concluded that Schroders’ historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Schroders Subadvisory Agreements.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions.  Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Schroders be appointed as a Subadvisor and Sub-Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Schroders was supported by the services that were expected to be provided to the Fund and approval of the Schroders Subadvisory Agreements was in the best interests of the Fund and its shareholders.  As a result, the Board, including a majority of the Independent Trustees, determined to approve the Schroders Subadvisory Agreements.

GENERAL INFORMATION

Administrative and Accounting Services

State Street Bank and Trust Company (the “Administrator”), located at 1 Heritage Drive, North Quincy, Massachusetts 02171, serves as the administrator of the Fund.  The Administrator performs various services for the Fund, including fund accounting, daily and ongoing maintenance of certain Fund records, calculation of the Fund’s net asset value, and preparation of shareholder reports.

The Advisor provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Fund, for which the Advisor is entitled to receive a fee of 0.15% on an annual basis of the average daily net assets of the Adviser Class, Class I, and Class Y-2 shares, respectively.  This fee accrues from fees paid under a separate Shareholder Administrative Services Plan adopted to compensate financial intermediaries, including the Advisor, for providing certain non-distribution related shareholder administrative services to Adviser Class, Class I and Class Y-2 shares.  The Shareholder Administrative Services Plan provides for payments in an amount, or at a rate, not to exceed 0.25%, 0.25% and 0.15% on an annual basis of the average daily net asset value of the Adviser Class, Class I and Class Y-2 shares, respectively.  The Adviser Class, Class I and Class Y-2 share classes were not offered during the fiscal year ended March 31, 2021, and as a result the Fund did not pay any fees to the Advisor for internal administrative services.

Principal Underwriting Arrangements

MGI Funds Distributors, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is a Delaware limited liability company that is a wholly-owned subsidiary of Foreside Distributors, LLC.  The Distributor acts as the principal underwriter of each class of shares of the Fund under a Distribution Agreement with the Fund.  The Distribution Agreement requires the Distributor to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

Payments to Affiliated Brokers

For the fiscal year ended March 31, 2021, the Fund did not pay any commissions to affiliated brokers.

Record of Beneficial Ownership

As of March 31, 2021, the Fund had 132,364,951 total shares outstanding.  Mercer Collective Trust: Mercer Emerging Markets Equity Portfolio held 99,615,146 shares and Mercer Group Trust: Mercer International Stock Fund held 20,828,533 shares, representing 75.26% and 15.74% of the Fund’s total shares outstanding, respectively.

As of March 31, 2021, the Trustees and executive officers of the Fund, both individually and as a group, did not own more than 1% of a class of the Fund.

SHAREHOLDER REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.   You may obtain free copies of the Fund’s annual and semi-annual reports by contacting the Fund directly at 1-888-887-0619 or by visiting the Trust’s website, http://www.delegated-solutions.mercer.com/us.html.

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